UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Sphere 500 Climate Fund

Institutional Class (SPFEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of September 16, 2025 to September 30, 2025.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$1Footnote Reference*	0.30%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

Regarding the newly launched Institutional Class, for the period of September 16, 2025 to September 30, 2025, the Fund returned 1.06% vs. Sphere 500 Fossil Free Index of 1.07% and the S&P 500® Index of 1.26%. The majority of this  under performance is a function of the mechanics of having launched mid-month and we expect performance to normalize on a go forward basis.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Sphere 500 Climate Fund - Institutional Class	S&P 500® Index	Sphere 500 Fossil Free Index
Sep-2025	$10,000	$10,000	$9,999
Sep-2025	$10,106	$10,126	$10,107

Average Annual Total Returns

Since Inception (September 16, 2025)
Sphere 500 Climate Fund - Institutional Class	1.06%
S&P 500® Index	1.26%
Sphere 500 Fossil Free Index	1.07%

TheFund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-844-2SPHERE or visit https://www.oursphere.org/fund for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
40.2%
Financials
13.3%
Consumer Discretionary
12.0%
Communications
11.8%
Health Care
10.1%
Industrials
4.0%
Consumer Staples
4.0%
Real Estate
1.9%
Materials
1.8%
Utilities
0.10%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	0.10%
Materials	1.8%
Real Estate	1.9%
Consumer Staples	4.0%
Industrials	4.0%
Health Care	10.1%
Communications	11.8%
Consumer Discretionary	12.0%
Financials	13.3%
Technology	40.2%

Fund Statistics

  Net Assets$52,769,307
  Number of Portfolio Holdings396
  Advisory Fee (net of waivers)$0
  Portfolio Turnover49%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus dated September 15, 2025, which is available upon request at 1-844-2SPHERE or on the Fund's website at https://www.oursphere.org/fund.

Effective September 16, 2025, pursuant to a new investment advisory agreement (the "New Advisory Agreement") between the Trust and the Adviser, approved by shareholders on September 15, 2025, the Fund pays the Adviser a fee at the annual rate of 0.07% of the Fund's average daily net assets for its investment advisory services. Under the New Advisory Agreement, the Fund will also be responsible for separately paying other Fund expenses. Prior to the New Advisory Agreement, the Fund paid the Adviser 0.07% of the Fund's daily net assets under a "unitary fee" structure, in which the Adviser was also responsible for most of the Fund's operating expenses.

In addition to the New Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement whereby the Adviser contractually waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding any front-end or contingent deferred loads, taxes, interest expense, interest and dividends paid on short sales, acquired fund fees and expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, any expenses relating to tax reclaims, or extraordinary expenses, such as litigation) of the Fund are limited to 0.07% for R6 Class shares and 0.30% for Institutional Class shares through December 31, 2030. Pursuant to a services agreement with the Adviser, the Fund Sponsor has agreed to assume the obligation to pay any amounts that the Adviser is contractually responsible for with respect to the expense limitation on operating expenses with respect to each of Class R6 and the Institutional Class until such time as the Fund becomes profitable.

Prior to September 16, 2025, the Fund only offered one class of shares. Effective September 16, 2025, the initial share class was renamed "Class R6" and the new Institutional Class commenced operations.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund - Institutional Class (SPFEX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-SPFEX

Sphere 500 Climate Fund

Class R6 (SPFFX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Sphere 500 Climate Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.  You can find additional information about the Fund at https://www.oursphere.org/fund. You can also request this information by contacting us at 1-844-2SPHERE. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$8	0.07%

How did the Fund perform during the reporting period?

For the fiscal year ended September 30, 2025, the Fund returned 20.14% versus its primary benchmark, Sphere 500 Fossil Fuel Free Index, of 17.84%. This 230 basis points (“bps”) of outperformance can be explained by the cash position of the Fund and the relative overweight to the Technology Sector as a result of cash deployment. Relative to its secondary benchmark the S&P 500® Index, the Fund outperformed by 254 bps (20.14% versus 17.60%, respectively). This outperformance was primarily driven by allocation effect as a result of the overweight to Technology, Communications and Consumer Discretionary sectors. The largest detractors to performance were attributable to the relative underweights in the Utilities and Industrials sectors. We continue to be satisfied by both the relative and absolute performance of the Fund and believe it to be well positioned heading into the final quarter of the 2025 calendar year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Sphere 500 Climate Fund - Class R6	S&P 500® Index	Sphere 500 Fossil Free Index
Oct-2021	$10,000	$10,000	$10,000
Sep-2022	$8,280	$8,466	$8,133
Sep-2023	$10,007	$10,296	$9,920
Sep-2024	$13,568	$14,039	$13,763
Sep-2025	$16,301	$16,510	$16,219

Average Annual Total Returns

	1 Year	Since Inception (October 4, 2021)
Sphere 500 Climate Fund - Class R6	20.14%	13.03%
S&P 500® Index	17.60%	13.39%
Sphere 500 Fossil Free Index	17.84%	12.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund's performance for periods prior to April 12, 2024, is that of the Sphere 500 Climate Fund (the "Predecessor Fund"). The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Although the actual performance of the Predecessor Fund is not the performance of the Fund, which recently commenced operations, the Fund has adopted the performance of the Predecessor Fund as its performance. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Utilities	0.10%
Materials	1.8%
Real Estate	1.9%
Consumer Staples	4.0%
Industrials	4.0%
Health Care	10.1%
Communications	11.8%
Consumer Discretionary	12.0%
Financials	13.3%
Technology	40.2%

Fund Statistics

  Net Assets$52,769,307
  Number of Portfolio Holdings396
  Advisory Fee (net of waivers)$0
  Portfolio Turnover49%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's prospectus dated September 15, 2025, which is available upon request at 1-844-2SPHERE or on the Fund's website at https://www.oursphere.org/fund.

Effective September 16, 2025, pursuant to a new investment advisory agreement (the "New Advisory Agreement") between the Trust and the Adviser, approved by shareholders on September 15, 2025, the Fund pays the Adviser a fee at the annual rate of 0.07% of the Fund's average daily net assets for its investment advisory services. Under the New Advisory Agreement, the Fund will also be responsible for separately paying other Fund expenses. Prior to the New Advisory Agreement, the Fund paid the Adviser 0.07% of the Fund's daily net assets under a "unitary fee" structure, in which the Adviser was also responsible for most of the Fund's operating expenses.

In addition to the New Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement whereby the Adviser contractually waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding any front-end or contingent deferred loads, taxes, interest expense, interest and dividends paid on short sales, acquired fund fees and expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, any expenses relating to tax reclaims, or extraordinary expenses, such as litigation) of the Fund are limited to 0.07% for R6 Class shares and 0.30% for Institutional Class shares through December 31, 2030. Pursuant to a services agreement with the Adviser, the Fund Sponsor has agreed to assume the obligation to pay any amounts that the Adviser is contractually responsible for with respect to the expense limitation on operating expenses with respect to each of Class R6 and the Institutional Class until such time as the Fund becomes profitable.

Prior to September 16, 2025, the Fund only offered one class of shares. Effective September 16, 2025, the initial share class was renamed "Class R6" and the new Institutional Class commenced operations.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.oursphere.org/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Sphere 500 Climate Fund - Class R6 (SPFFX)

Annual Shareholder Report - September 30, 2025

TSR-AR 093025-SPFFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	David B. Boon and Donald J. Herrema are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Audit Committee of Listed Registrants.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

September 30, 2025	$15,500
September 30, 2024	$15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

September 30, 2025	$3,400
September 30, 2024	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended September 30, 2025 and September 30, 2024 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)

Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sphere 500 Climate Fund

Class R6
(Trading Symbol: SPFFX)

Institutional Class
(Trading Symbol: SPFEX)

Annual Financial Statements &
Additional Information

September 30, 2025

Sphere 500 Climate Fund

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	30
Additional Federal Income Tax Information	32
Additional Information	33

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS
at September 30, 2025

COMMON STOCKS — 99.22%	Shares	Fair Value

Communications — 11.78%
Alphabet, Inc., Class C	4,897	$1,192,664
Alphabet, Inc., Class A	5,730	1,392,963
AppLovin Corp., Class A(a)	250	179,635
AT&T, Inc.	7,520	212,365
Charter Communications, Inc., Class A(a)	91	25,035
Comcast Corp., Class A	3,868	121,532
Electronic Arts, Inc.	219	44,172
Liberty Media Corp., Class C(a)	212	22,143
Live Nation Entertainment, Inc.(a)	149	24,347
Meta Platforms, Inc., Class A	2,345	1,722,121
Netflix, Inc.(a)	469	562,293
Omnicom Group, Inc.	186	15,165
Pinterest, Inc., Class A(a)	569	18,305
Roblox Corp., Class A(a)	606	83,943
Take-Two Interactive Software, Inc.(a)	158	40,821
T-Mobile US, Inc.	448	107,242
Verizon Communications, Inc.	4,410	193,820
Walt Disney Co. (The)	1,879	215,146
Warner Bros. Discovery, Inc.(a)	2,170	42,380
		6,216,092
Consumer Discretionary — 12.03%
Airbnb, Inc., Class A(a)	402	48,811
Amazon.com, Inc.(a)	10,346	2,271,670
Aptiv PLC(a)	208	17,934
AutoZone, Inc.(a)	15	64,354
Best Buy Co., Inc.	188	14,217
Booking Holdings, Inc.	39	210,572
Burlington Stores, Inc.(a)	60	15,270
Carnival Corp.(a)	1,047	30,269
Carvana Co.(a)	128	48,287
Chipotle Mexican Grill, Inc.(a)	1,301	50,986
Copart, Inc.(a)	859	38,629
Coupang, Inc.(a)	1,208	38,898
D.R. Horton, Inc.	263	44,571
Darden Restaurants, Inc.	112	21,320

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Consumer Discretionary — 12.03% (Continued)
Deckers Outdoor Corp.(a)	141	$14,293
Domino’s Pizza, Inc.	32	13,815
DoorDash, Inc., Class A(a)	356	96,828
DraftKings, Inc., Class A(a)	464	17,354
eBay, Inc.	446	40,564
Expedia Group, Inc.	115	24,581
Ford Motor Co.	3,789	45,316
General Motors Co.	932	56,824
Genuine Parts Co.	134	18,572
Hilton Worldwide Holdings, Inc.	225	58,374
Home Depot, Inc. (The)	1,114	451,382
Kellogg Co.	288	23,622
Las Vegas Sands Corp.	357	19,203
Lennar Corp., Class A	221	27,855
Lowe’s Companies., Inc.	586	147,268
Lululemon Athletica, Inc.(a)	101	17,971
Marriott International, Inc., Class A	219	57,036
Masco Corp.	203	14,289
McDonald’s Corp.	748	227,310
Nike, Inc., Class B	1,211	84,443
NVR, Inc.(a)	2	16,069
O’Reilly Automotive, Inc.(a)	825	88,943
PulteGroup, Inc.	193	25,501
Ross Stores, Inc.	312	47,546
Royal Caribbean Cruises Ltd.	310	100,310
Starbucks Corp.	1,187	100,420
Tapestry, Inc.	201	22,757
Tesla, Inc.(a)	2,895	1,287,465
TJX Companies, Inc. (The)	1,165	168,389
Tractor Supply Co.	514	29,231
Ulta Beauty, Inc.(a)	43	23,510
Williams-Sonoma, Inc.	114	22,281
Yum! Brands, Inc.	269	40,888
		6,345,998

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Consumer Staples — 3.97%
Casey’s General Stores, Inc.	35	$19,786
Clorox Co. (The)	118	14,549
Coca-Cola Co. (The)	5,138	340,751
Colgate-Palmolive Co.	787	62,913
Constellation Brands, Inc., Class A	131	17,642
Costco Wholesale Corp.	512	473,923
Dollar General Corp.	212	21,910
Dollar Tree, Inc.(a)	202	19,063
Estee Lauder Companies, Inc. (The), Class A	226	19,915
General Mills, Inc.	530	26,723
Hershey Co. (The)	142	26,561
Kenvue Inc.	1,866	30,285
Keurig Dr Pepper, Inc.	1,250	31,888
Kimberly-Clark Corp.	321	39,913
Kraft Heinz Co. (The)	1,146	29,841
Kroger Co. (The)	641	43,210
McCormick & Co., Inc.	245	16,393
Mondelez International, Inc., Class A	1,258	78,587
Monster Beverage Corp.(a)	673	45,300
Pentair PLC	158	17,500
PepsiCo, Inc.	1,431	200,970
Performance Food Group Co.(a)	148	15,398
Procter & Gamble Co. (The)	2,653	407,634
Sysco Corp.	469	38,618
Target Corp.	440	39,468
US Foods Holding Corp.(a)	223	17,086
		2,095,827
Financials — 13.30%
Aflac, Inc.	471	52,611
Allstate Corp. (The)	256	54,950
American Express Co.	820	272,372
American International Group, Inc.	558	43,825
Ameriprise Financial, Inc.	91	44,704
Aon PLC, Class A	203	72,386
Apollo Asset Management, Inc., Class A	421	56,107

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Financials — 13.30% (Continued)
Ares Capital Corp.	671	$13,695
Arthur J. Gallagher & Co.	246	76,196
Bank of America Corp.	9,794	505,272
Bank of New York Mellon Corp. (The)	693	75,509
BlackRock, Inc.	187	218,017
Brown & Brown, Inc.	230	21,572
Capital One Financial Corp.	660	140,303
Charles Schwab Corp. (The)	1,791	170,987
Chubb Ltd.	387	109,230
Church & Dwight Co., Inc.	237	20,768
Cincinnati Financial Corp.	148	23,399
Circle Internet Group, Inc., Class A(a)	160	21,213
Citigroup, Inc.	1,949	197,824
CME Group, Inc.	349	94,296
Coinbase Global, Inc., Class A(a)	210	70,873
Equitable Holdings, Inc.	293	14,879
Fidelity National Financial, Inc.	252	15,243
Fifth Third Bancorp	644	28,690
First Citizens BancShares, Inc., Class A	8	14,313
First Republic Bank(a)	26	—
Goldman Sachs Group, Inc. (The)	377	300,224
Hartford Financial Services Group, Inc. (The)	274	36,549
Huntington Bancshares, Inc.	1,400	24,178
Interactive Brokers Group, Inc., Class A	412	28,350
Intercontinental Exchange, Inc.	553	93,169
JPMorgan Chase & Co.	2,998	945,659
KeyCorp	1,062	19,849
Loews Corp.	168	16,866
LPL Financial Holdings, Inc.	76	25,284
M&T Bank Corp.	154	30,433
Markel Group Inc.(a)	12	22,936
Marsh & McLennan Companies., Inc.	479	96,533
MasterCard, Inc., Class A	909	517,048
MetLife, Inc.	546	44,974
Moody’s Corp.	187	89,102

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Financials — 13.30% (Continued)
Morgan Stanley	1,279	$203,310
MSCI, Inc.	73	41,421
Nasdaq, Inc.	417	36,884
Northern Trust Corp.	185	24,901
Otis Worldwide Corp.	384	35,109
PayPal Holdings, Inc.(a)	1,013	67,932
PNC Financial Services Group, Inc. (The)	382	76,756
Principal Financial Group, Inc.	215	17,826
Progressive Corp. (The)	612	151,133
Prudential Financial, Inc.	343	35,583
Raymond James Financial, Inc.	175	30,205
Robinhood Markets, Inc., Class A(a)	771	110,392
S&P Global, Inc.	320	155,747
SoFi Technologies, Inc.(a)	1,052	27,794
State Street Corp.	275	31,903
Synchrony Financial	368	26,146
T. Rowe Price Group, Inc.	209	21,452
Toast, Inc., Class A(a)	436	15,918
TransUnion	187	15,667
Travelers Companies, Inc. (The)	219	61,149
Truist Financial Corp.	1,271	58,110
U.S. Bancorp	1,513	73,123
Visa, Inc., Class A	1,881	642,136
W.R. Berkley Corp.	289	22,143
Wells Fargo & Co.	3,400	284,988
Willis Towers Watson PLC	95	32,818
		7,020,934
Health Care — 10.12%
Abbott Laboratories	1,810	242,431
AbbVie, Inc.	1,905	441,084
Agilent Technologies, Inc.	274	35,168
Alnylam Pharmaceuticals, Inc.(a)	120	54,720
AmerisourceBergen Corp.	176	55,005
Amgen, Inc.	562	158,596
Becton, Dickinson and Co.	278	52,033

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Health Care — 10.12% (Continued)
Biogen, Inc.(a)	141	$19,751
Boston Scientific Corp.(a)	1,542	150,545
Bristol-Myers Squibb Co.	1,978	89,208
Cardinal Health, Inc.	231	36,258
Centene Corp.(a)	479	17,091
Cigna Corp.	256	73,792
CVS Health Corp.	1,230	92,730
Danaher Corp.	682	135,213
DexCom, Inc.(a)	375	25,234
Edwards LifeSciences Corp.(a)	558	43,396
Elevance Health, Inc.	219	70,763
Eli Lilly & Co.	930	709,590
GE HealthCare Technologies, Inc.	443	33,269
Gilead Sciences, Inc.	1,208	134,088
HCA Healthcare, Inc.	165	70,323
Hologic, Inc.(a)	214	14,443
Humana, Inc.	115	29,920
IDEXX Laboratories, Inc.(a)	78	49,833
Illumina, Inc.(a)	148	14,056
Incyte Corp.(a)	185	15,690
Insmed, Inc.(a)	171	24,626
Insulet Corp.(a)	68	20,994
Intuitive Surgical, Inc.(a)	454	203,041
IQVIA Holdings, Inc.(a)	167	31,720
Johnson & Johnson	2,685	497,853
Labcorp Holdings, Inc.	80	22,965
McKesson Corp.	120	92,705
Medtronic PLC	1,340	127,622
Merck & Co., Inc.	2,626	220,400
Mettler-Toledo International, Inc.(a)	19	23,325
Natera, Inc.(a)	125	20,121
Pfizer, Inc.	5,940	151,351
Quest Diagnostics, Inc.	108	20,583
Regeneron Pharmaceuticals, Inc.	101	56,789
ResMed, Inc.	140	38,322

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Health Care — 10.12% (Continued)
Steris PLC	95	$23,507
Stryker Corp.	374	138,257
Tenet Healthcare Corp.(a)	87	17,664
Thermo Fisher Scientific, Inc.	393	190,613
UnitedHealth Group, Inc.	980	338,393
Vertex Pharmaceuticals, Inc.(a)	248	97,127
Waters Corp.(a)	57	17,089
West Pharmaceutical Services, Inc.	69	18,101
Zimmer Biomet Holdings, Inc.	191	18,814
Zoetis, Inc., Class A	432	63,210
		5,339,422
Industrials — 4.07%
3M Co.	562	87,211
AECOM	128	16,700
Carrier Global Corp.	775	46,268
Cintas Corp.	332	68,146
Comfort Systems USA, Inc.	32	26,406
Cummins, Inc.	131	55,331
Deere & Co.	262	119,802
Delta Air Lines, Inc.	632	35,866
Dover Corp.	132	22,022
EMCOR Group, Inc.	42	27,281
Emerson Electric Co.	586	76,871
Expeditors International of Washington, Inc.	131	16,059
Fastenal Co.	1,113	54,582
FedEx Corp.	212	49,992
Hubbell, Inc.	51	21,946
Illinois Tool Works, Inc.	284	74,056
Ingersoll Rand, Inc.	390	32,222
Johnson Controls International PLC	638	70,148
Lennox International, Inc.	30	15,881
Norfolk Southern Corp.	218	65,489
Old Dominion Freight Line, Inc.	176	24,777
PACCAR, Inc.	501	49,258
Paychex, Inc.	313	39,676

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Industrials — 4.07% (Continued)
Quanta Services, Inc.	141	$58,433
Republic Services, Inc.	196	44,978
Rocket Lab Corp.(a)	424	20,314
Rockwell Automation, Inc.	109	38,099
Rollins, Inc.	286	16,800
Roper Technologies, Inc.	103	51,365
Snap-on, Inc.	48	16,633
Southwest Airlines Co.	547	17,455
TE Connectivity PLC	287	63,005
Trane Technologies PLC	232	97,894
Union Pacific Corp.	623	147,258
United Airlines Holdings, Inc.(a)	315	30,398
United Parcel Service, Inc., Class B	713	59,557
United Rentals, Inc.	67	63,962
Veralto Corp.	231	24,627
Verisk Analytics, Inc.	135	33,954
Vertiv Holdings Co., Class A	390	58,835
W.W. Grainger, Inc.	43	40,977
Waste Management, Inc.	390	86,124
Westinghouse Air Brake Technologies Corp.	164	32,877
XPO, Inc.(a)	109	14,090
Xylem, Inc.	234	34,515
		2,148,140
Materials — 1.78%
Air Products & Chemicals, Inc.	214	58,362
Amcor PLC	2,236	18,290
AngloGold Ashanti PLC	488	34,321
Carlisle Companies, Inc.	41	13,487
Corteva, Inc.	662	44,771
DuPont de Nemours, Inc.	405	31,550
Ecolab, Inc.	246	67,370
Freeport-McMoRan, Inc.	1,493	58,555
International Flavors & Fragrances, Inc.	243	14,954
Linde PLC	488	231,799
Martin Marietta Materials, Inc.	57	35,926

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Materials — 1.78% (Continued)
Newmont Corp.	1,080	$91,055
Nucor Corp.	223	30,200
Packaging Corporation of America	85	18,525
PPG Industries, Inc.	219	23,019
Reliance Steel & Aluminum Co.	50	14,042
RPM International, Inc.	123	14,499
Sherwin-Williams Co. (The)	226	78,255
Steel Dynamics, Inc.	135	18,823
Vulcan Materials Co.	128	39,376
		937,179
Real Estate — 1.87%
American Tower Corp.	453	87,121
AvalonBay Communities, Inc.	137	26,464
CBRE Group, Inc., Class A(a)	287	45,220
Crown Castle International Corp.	421	40,622
Digital Realty Trust, Inc.	327	56,532
Equinix, Inc.	93	72,841
Equity Residential	365	23,626
Essex Property Trust, Inc.	62	16,595
Extra Space Storage, Inc.	203	28,611
Invitation Homes, Inc.	593	17,393
Iron Mountain, Inc.	284	28,951
Kimco Realty Corp.	643	14,050
Mid-America Apartment Communities, Inc.	112	15,650
Prologis, Inc.	966	110,626
Public Storage	152	43,905
Realty Income Corp.	878	53,374
SBA Communications Corp., Class A	102	19,722
Simon Property Group, Inc.	314	58,928
Sun Communities, Inc.	121	15,609
Ventas, Inc.	436	30,516
VICI Properties, Inc.	1,025	33,425
Welltower, Inc.	636	113,297
Weyerhaeuser Co.	703	17,427

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Real Estate — 1.87% (Continued)
WP Carey, Inc.	209	$14,122
		984,627
Technology — 40.25%
Accenture PLC, Class A	653	161,030
Adobe, Inc.(a)	499	176,022
Advanced Micro Devices, Inc.(a)	1,686	272,778
Affirm Holdings, Inc., Class A(a)	260	19,001
Analog Devices, Inc.	518	127,273
Apple, Inc.	15,883	4,044,288
Applied Materials, Inc.	837	171,367
Arista Networks, Inc.(a)	1,079	157,221
Astera Labs, Inc.(a)	151	29,566
Atlassian Corp., Class A(a)	157	25,073
Autodesk, Inc.(a)	207	65,758
Automatic Data Processing, Inc.	424	124,444
Block, Inc.(a)	520	37,580
Broadcom, Inc.	4,936	1,628,436
Broadridge Financial Solutions, Inc.	112	26,675
Cadence Design Systems, Inc.(a)	284	99,758
CDW Corp.	126	20,069
Ciena Corp.(a)	122	17,772
Cisco Systems, Inc.	4,138	283,122
Cloudflare, Inc., Class A(a)	318	68,240
Cognizant Technology Solutions Corp., Class A	476	31,925
CoreWeave, Inc., Class A(a)	297	40,644
Corning, Inc.	762	62,507
Corpay, Inc.(a)	65	18,724
CoStar Group, Inc.(a)	404	34,085
Credo Technology Group Holding Ltd.(a)	173	25,191
Crowdstrike Holdings, Inc., Class A(a)	290	142,210
CyberArk Software Ltd.(a)	46	22,225
Datadog, Inc., Class A(a)	297	42,293
Dell Technologies, Inc., Class C	296	41,964
DocuSign, Inc.(a)	193	13,913
Dynatrace, Inc.(a)	286	13,857

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Technology — 40.25% (Continued)
Equifax, Inc.	119	$30,527
F5, Inc.(a)	54	17,452
Fair Isaac Corp.(a)	21	31,427
Fidelity National Information Services, Inc.	510	33,629
Figma, Inc., Class A(a)	761	39,473
First Solar, Inc.(a)	98	21,612
Fiserv, Inc.(a)	535	68,978
Flex Ltd.(a)	359	20,811
Fortinet, Inc.(a)	618	51,961
Garmin Ltd.	157	38,657
Gartner, Inc.(a)	73	19,190
Gen Digital, Inc.	546	15,501
Global Payments, Inc.	234	19,441
GoDaddy, Inc., Class A(a)	137	18,746
Guidewire Software, Inc.(a)	80	18,389
Hewlett Packard Enterprise Co.	1,270	31,191
HP, Inc.	912	24,834
HubSpot, Inc.(a)	48	22,454
Intel Corp.	4,558	152,921
International Business Machines Corp.	970	273,695
Intuit, Inc.	366	249,945
Jabil, Inc.	101	21,934
KLA Corp.	161	173,655
Lam Research Corp.	1,332	178,355
Marvell Technology, Inc.	897	75,411
Microchip Technology, Inc.	513	32,945
Micron Technology, Inc.	1,164	194,760
Microsoft Corp.	7,920	4,102,165
MicroStrategy, Inc., Class A(a)	264	85,063
MongoDB, Inc.(a)	76	23,589
Monolithic Power Systems, Inc.	60	55,238
NetApp, Inc.	193	22,863
Nutanix, Inc., Class A(a)	248	18,449
Nvidia Corp.	24,754	4,618,600
Okta, Inc.(a)	160	14,672

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Technology — 40.25% (Continued)
ON Semiconductor Corp.(a)	403	$19,872
Oracle Corp.	1,786	502,295
Palo Alto Networks, Inc.(a)	691	140,701
PTC, Inc.(a)	114	23,144
Pure Storage, Inc., Class A(a)	300	25,143
Qualcomm, Inc.	1,147	190,815
Salesforce, Inc.	1,085	257,145
Seagate Technology PLC	204	48,156
ServiceNow, Inc.(a)	243	223,628
Snowflake, Inc., Class A(a)	331	74,657
SS&C Technologies Holdings, Inc.	207	18,373
Super Micro Computer, Inc.(a)	498	23,874
Synopsys, Inc.(a)	228	112,493
Teradyne, Inc.	154	21,197
Texas Instruments, Inc.	1,055	193,835
Trade Desk, Inc. (The), Class A(a)	432	21,172
Trimble, Inc.(a)	231	18,861
Twilio, Inc., Class A(a)	140	14,013
Tyler Technologies, Inc.(a)	41	21,450
Uber Technologies, Inc.(a)	2,103	206,031
Veeva Systems, Inc., Class A(a)	143	42,601
VeriSign, Inc.	90	25,161
Western Digital Corp.(a)	335	40,220
Workday, Inc., Class A(a)	207	49,831
Zebra Technologies Corp., Class A(a)	47	13,967
Zoom Video Communications(a)	251	20,708
Zscaler, Inc.(a)	93	27,868
		21,240,755

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2025

COMMON STOCKS — 99.22% (Continued)	Shares	Fair Value

Utilities — 0.05%
American Water Works Company, Inc.	189	$26,307

Total Common Stocks (Cost $46,694,394)		52,355,281

Total Investments — 99.22% (Cost $46,694,394)		52,355,281

Other Assets in Excess of Liabilities — 0.78%		414,026

NET ASSETS — 100.00%		$52,769,307

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets
Investments, at value (cost of $46,694,394)	$52,355,281
Receivable for fund shares sold	129,059
Cash and cash equivalents	2,118,937
Dividends and interest receivable	22,206
Receivable from Adviser	59,881
Total Assets	54,685,364

Liabilities
Payable for investments purchased	1,853,436
Payable to Administrator	30,022
Other accrued expenses	32,599
Total Liabilities	1,916,057

Net Assets	$52,769,307

Net Assets consist of:
Paid-in capital	43,863,844
Accumulated earnings	8,905,463
Net Assets	$52,769,307

Class R6
Net Assets	51,289,258
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	1,623,452
Net asset value, offering price and redemption price per share	$31.59

Institutional Class
Net Assets	1,480,049
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	46,852
Net asset value, offering price and redemption price per share	$31.59

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

Investment Income
Dividend income	$361,990
Foreign taxes withheld	(84)
Interest income	22,368
Total investment income	384,274

Expenses
Adviser Fees	22,128
Fund accounting and administrative fees	26,048
Legal Fees	1,750
Transfer agent fees	3,974
Printing and postage expenses	3,000
Custodian fees	2,257
Audit and tax preparation fees	18,900
Pricing	781
Miscellaneous expenses	5,910
Total expenses	84,748
Fees waived/reimbursed by Investment Adviser (Note 4)	(62,610)
Net operating expenses	22,138
Net investment income	$362,136

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	$3,133,979
Change in unrealized appreciation on:
Investment securities	3,103,468
Net realized and change in unrealized gain (loss) on investment securities	6,237,447
Net increase in net assets resulting from operations	$6,599,583

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$362,136	$119,107
Net realized gain/(loss) on investment securities	3,133,979	20,365
Change in unrealized appreciation on investment securities	3,103,468	2,268,461
Net increase in net assets resulting from operations	6,599,583	2,407,933

Distributions to Shareholders
Class R6	(290,480)	(79,986)
Institutional Class	—	—
Total distributions	(290,480)	(79,986)

Capital Transactions - Class R6
Proceeds from shares sold	36,834,376	7,980,203
Reinvestment of distributions	261,598	73,443
Amount paid for shares redeemed	(5,736,756)	(2,285,898)
Total Class R6	31,359,218	5,767,748

Capital Transactions - Institutional Class
Proceeds from shares sold	1,474,688 (a)	—
Reinvestment of distributions	—	—
Amount paid for shares redeemed	—	—
Total Institutional Class	1,474,688	—
Net increase in net assets resulting from capital transactions	32,833,906	5,767,748
Total Increase in Net Assets	39,143,009	8,095,695

Net Assets
Beginning of year	13,626,298	5,530,603
End of year	$52,769,307	$13,626,298

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
Share Transactions - Class R6
Shares sold	1,303,572		329,463
Shares issued in reinvestment of distributions	9,478		3,358
Shares redeemed	(202,403)		(98,252)
Total Class R6	1,110,647		234,569

Share Transactions - Institutional Class
Shares sold	46,852	(a)	—
Shares issued in reinvestment of distributions	—		—
Shares redeemed	—		—
Total Institutional Class	46,852		—
Net Increase in Shares Outstanding	1,157,499		234,569

(a)	For the period September 16, 2025 (commencement of operations) to September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS
Class R6

For a capital share outstanding throughout each period

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended September 30, 2022(a)
Per Share Operating Performance
Net asset value, beginning of period	$26.57	$19.88	$16.55	$20.00

Investment operations:
Net investment income	0.32 (b)	0.33 (b)	0.31 (b)	0.22	(b)
Net realized and unrealized gain (loss) on investments	5.00	6.65	3.15	(3.66)
Net change in net assets resulting from operations	5.32	6.98	3.46	(3.44)

Less distributions
Net investment income	(0.17)	(0.29)	(0.13)	(0.01)
Net realized gains	(0.13)	—	—	—
Total Distributions	(0.30)	(0.29)	(0.13)	(0.01)

Net asset value, end of period	$31.59	$26.57	$19.88	$16.55

Total return(c)	20.14%	35.58%	20.98%	(17.20	)%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$51,289	$13,626	$5,531	$1,444
Ratio of expenses to average net assets	0.07%	0.07%	0.07%	2.25	%(e)
Ratio of expenses to average net assets before waiver and reimbursement:	0.27%	—	—	—
Ratio of net investment income to average net assets:	1.14%	1.39%	1.59%	(2.25	)%(e)
Portfolio turnover rate(f)	49%	33%	16%	14	%(d)

(a)	For the period October 4, 2021 (commencement of operations) to September 30, 2022.
(b)	The net investment income per share was calculated using the average shares outstanding method.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

FINANCIAL HIGHLIGHTS
Institutional Class

For a capital share outstanding throughout each period

	For the Period Ended September 30, 2025(a)
Per Share Operating Performance
Net asset value, beginning of period	$31.26

Investment operations:
Net investment income	(0.01	)(b)
Net realized and unrealized gain (loss) on investments	0.34
Net change in net assets resulting from operations	0.33

Less distributions
Net investment income	—
Net realized losses	—
Total Distributions	—

Net asset value, end of period	$31.59

Total return(c)	1.06	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,480
Ratio of expenses to average net assets	0.30	%(e)
Ratio of expenses to average net assets before waiver and reimbursement:	3.28%
Ratio of net investment income to average net assets	(0.74	)%(e)
Portfolio turnover rate(f)	49	%(d)

(a)	For the period September 16, 2025 (commencement of operations) to September 30, 2025.
(b)	The net investment income per share was calculated using the average shares outstanding method.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS
at September 30, 2025

NOTE 1 – ORGANIZATION

The Sphere 500 Climate Fund (the “Fund”) is organized as a diversified series of the Exchange Place Advisors Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, permits the Board of Trustees (each member a “Trustee”, collectively the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. Effective September 16, 2025, the Fund offers two classes of shares: Class R6 shares and Institutional Class shares. Prior to September 16, 2025, the Fund offered only Class R6 shares (which was previously an undesignated share class of the Fund).

The Fund is the successor to the Sphere 500 Climate Fund (the “Predecessor Fund”), which commenced operations on October 4, 2021, a series of Manager Directed Portfolios. The Fund has substantially the same investment objectives and strategies as did the Predecessor Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 349,444 shares at a net asset value per share (“NAV”) of $23.69 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business April 12, 2024, after the reorganization, was $8,278,830 including net unrealized appreciation of $1,434,514; undistributed net investment income of $33,933 undistributed realized loss of $(70,217) and investment cost of $6,830,223. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to April 12, 2024, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The investment objective of the Fund is to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index (the “Index”). Neither the Adviser, the Fund’s sponsor (Our Sphere, Inc.), nor any of their affiliates has any rights to influence the selection of the securities in the Index.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the fiscal year ended September 30, 2025.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 or Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$52,355,281	$—	$—	$52,355,281
Total	$52,355,281	$—	$—	$52,355,281

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Fund with investment management services pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund that was approved by shareholders on September 16, 2025. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.07%, based upon the average daily net assets of the Fund. For the fiscal year ended September 30, 2025, the Adviser earned fees of $22,128 from the Fund. At September 30, 2025, the Adviser owed the Fund $59,881.

Prior to September 16, 2025, the Fund paid the Adviser a fee at the annual rate of 0.07% of the Fund’s average daily net assets for investment advisory and administrative services under a management agreement structured as a unitary fee arrangement (the “prior investment advisory agreement”). The Fund’s prior fee structure was a “unitary fee,” in which the Adviser of the Fund had agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder servicing, and the advisory fee payable to the Adviser.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

Effective September 16, 2025, the Fund’s investment adviser has contractually agreed to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.07% for Class R6 shares and 0.30% for Institutional Class shares, respectively, as a percentage of average net assets until December 31, 2030 and may not be terminated during its term without the consent of the Board of Trustees. The Fund’s investment adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. The Adviser can only recoup the fees previously waived or expenses reimbursed by the Institutional Class. As of September 30, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount as follows:

		Institutional
Recoverable Through	Class R6*	Class
September 30, 2028	$62,485	$125

*	The fee waivers and expense reimbursements for Class R6 are not eligible to be recouped by the Adviser.

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Fund for serving in such capacities.

Effective January 1, 2025, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board, (the “Chairperson”) receives an additional annual retainer of $18,750, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2025, each Independent Trustee received from the Trust an annual retainer of $50,000, plus an annual fee

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

per Fund of $1,666.67, plus reimbursement of related expenses. Prior to January 1, 2025, the Chairperson of the Board received an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $2,500 and $1,250, respectively. Effective November 3, 2023, each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Trust’s officers.

The Fund has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) that allows each of Class R6 and Institutional Class shares of the Fund to make payments to financial intermediaries and other service providers for shareholders in return for shareholder servicing and maintenance of shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% of the average daily net assets of the Fund attributable to each of Class R6 and Institutional Class shares and may not be used to pay for any services in connection with the distribution and sale of the Fund. Institutional Class shares of the Fund have implemented the Shareholder Servicing Plan. However, no shareholder servicing fees are currently being paid by the Class R6 shares of the Fund, and there are no plans to impose these fees on the Class R6 shares of the Fund. Prior to September 16, 2025 the shareholder servicing plan was inactive and therefore the Fund did not pay any shareholder servicing plan fees.

NOTE 5 – SECURITIES TRANSACTIONS

For the fiscal year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$48,059,430	$15,262,179

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At September 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$6,805,450
Gross unrealized depreciation	(1,255,594)
Net unrealized appreciation on investments	$5,549,856
Tax cost of investments	$46,805,425

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income	$1,851,368
Undistributed long-term capital gains	1,504,239
Unrealized appreciation on investments	5,549,856
Total accumulated earnings	$8,905,463

For the year ended September 30, 2025, the Fund didn’t utilize any capital loss carryforwards.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$165,032	$79,986
Long-term capital gains(a)	125,448	—
Total distributions paid	$290,480	$79,986

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about the Fund’s investment objective, principal investment strategies and principal risks is available in the Fund’s prospectus and Statement of Additional Information.

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2025, the Fund had 40.25% of the value of its net assets invested in stocks within the Technology sector.

Sphere 500 Climate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2025

Climate Investing Considerations Risk – Considerations to mitigate climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Index may exclude certain securities due to climate friendly considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

NOTE 8 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, Vanguard Brokerage Services held 60% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Vanguard Brokerage Services are also owned beneficially.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Sphere 500 Climate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sphere 500 Climate Fund and

Board of Trustees of Exchange Place Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sphere 500 Climate Fund (the “Fund”), a series of Exchange Place Advisors Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the period October 4, 2021 through September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

Sphere 500 Climate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 21, 2025

Sphere 500 Climate Fund

ADDITIONAL FEDERAL INCOME TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 53% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 52% qualifies for the corporate dividends received deduction.

For the fiscal year ended September 30, 2025, the Fund designated $125,448 as long-term capital gain distributions.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Shareholder Meeting held on September 15, 2025, Fund shareholders of record as of the close of business on August 5, 2025 voted to approve the following proposal:

Proposal 1: To change the Fund’s current management fee structure from a unitary fee arrangement, including approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Reflection Asset Management, LLC, the Fund’s investment adviser.

Total Shares Voted*	Shares Voted in Favor	Shares Voted Against or Abstain
710,818 (52.84)%	685,736 (96.47%)	25,082 (3.52%)

*	as a percentage of the total voting securities of the Fund voted at the Meeting at which quorum was present.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory agreement. At a meeting held on June 24-25, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Place Advisors Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the investment advisory agreement (the “New Advisory Agreement”) between Reflection Asset Management, LLC (the “Adviser” or “Reflection”) and the Trust, on behalf of the Sphere 500 Climate Fund (the “Fund”). The Trustees noted that, currently, the Fund has an investment advisory agreement with the Adviser under which the Fund pays a single or unitary fee, at an annual rate of 0.07% of the Fund’s net assets, that covers essentially all of the Fund’s ordinary operating expenses (the “Current Advisory Agreement”). The Trustees further noted that the Fund’s Adviser is proposing to change the Fund’s Current Advisory agreement from a unitary fee arrangement to an arrangement involving a New

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

Advisory Agreement and a separate Operating Expenses Limitation Agreement whereby the Adviser would contractually agree to waive certain fees and/or reimburses certain of the Fund’s ordinary operating expenses.

In connection with its consideration of the New Advisory Agreement, the Board requested and reviewed responses from the Adviser to the Section 15(c) request posed to the Adviser on behalf of the Independent Trustees by independent legal counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including a description of the Advisory Agreement, a memorandum provided by independent legal counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approval of such New Advisory Agreement, the Adviser’s Form ADV Part 1A, brochures and brochure supplements, as applicable, profitability information, comparative information about the Fund’s performance for periods ended May 31, 2025, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Adviser during the course of the year, to evaluate the New Advisory Agreement with respect to the Fund. The Board reviewed and discussed the Adviser’s Section 15(c) responses and discussed various questions and information with representatives of the Adviser at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser provided at the Meeting and at prior meetings in connection with current investment advisory agreement for the Fund (the “Current Advisory Agreement”). Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Adviser. The Independent Trustees were also advised by independent legal counsel and met in executive sessions at which no representatives of management were present to consider the New Advisory Agreement with respect to the Fund. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the New Advisory Agreement, including information and discussions with the Adviser, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that it had been provided with information relating to its deliberations in connection with the approval of the Current Advisory Agreement with respect to the Fund at the Board’s December 6-7, 2023 meeting. The Board noted that the information received and considered by the Board in connection with the Meeting was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the New Advisory Agreement for the Fund for an initial two-year period from the date on which the New Advisory Agreement is approved by a majority of the outstanding voting securities of the Fund.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

In determining whether to approve the New Advisory Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the New Advisory Agreement with respect to the Fund was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the New Advisory Agreement. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the New Advisory Agreement and, throughout the evaluation process, the Board was assisted by independent legal counsel. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its approval of the New Advisory Agreement with respect to the Fund is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services the Adviser provides to the Fund under the Current Advisory Agreement and will provide to the Fund under the New Advisory Agreement. The Board considered, among other things, the terms of the New Advisory Agreement and the range of services to be provided by the Adviser under the New Advisory Agreement. The Board noted that the services to be provided under the New Advisory Agreement would be the same as those provided under the Current Advisory Agreement and that the services to be provided include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Board also considered the Adviser’s reputation, organizational structure, resources and overall financial condition (including economic and other support provided to the Adviser by the Fund Sponsor). The Board also noted that the terms of the New Advisory Agreement were same as the Current Advisory Agreement with the exception of the management fee structure and expense arrangements.

In addition, the Board considered the Adviser’s professional personnel who will provide services to the Fund under the New Advisory Agreement, including the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the compliance programs and compliance records and regulatory history of the Adviser. The Board noted the Adviser’s support of the Fund’s compliance control structure, including the resources that are devoted by the Adviser in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Adviser to address matters such as cybersecurity risks and business continuity planning. The Board also noted that it received and reviewed information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also noted that it met separately, in executive session, with the CCO.

The Board also considered the nature and extent of significant risks that the Adviser will continue to assume in connection with the services to be provided to the Fund, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges.

After consideration of the foregoing factors, among others, the Board concluded that they are satisfied with the nature, extent and quality of services that the Adviser proposed to provide to the Fund under the New Advisory Agreement.

Fund Performance

The Board reviewed the performance of the Fund for periods ended May 31, 2025, presented in the Board meeting materials. The Board considered various data and materials provided to the Board by the Adviser concerning Fund performance, including a comparison of the investment performance of the Fund to its customized index and the S&P 500 Index, as well as comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (the “Broadridge Report”), comparing the investment performance of the Fund to a universe of peer funds.

The Board received information at the Meeting, including the Adviser’s discussion of the Fund’s performance and took into account factors contributing to, the performance of the Fund relative to its benchmark and universe for the relevant period. The Board also took into account factors including general market conditions; the “style” in which the Fund is managed; issuer-specific information; and fund cash flows. The Board noted that there would be no change in the portfolio manager or the investment objective or investment strategies of the Fund.

Based on these considerations, it was the consensus of the Board that it was reasonable to conclude that the Adviser has the ability to continue to manage the Fund successfully from a performance standpoint.

Advisory Fees and Expenses

The Board reviewed and considered the management fee rate of the Fund that is proposed to be paid to the Adviser under the New Advisory Agreement and the Fund’s total net expense ratio. The Board considered that the management fee rate for the Fund would not change under the New Advisory Agreement.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

The Board considered the impact of the change from the unitary management fee structure under the Current Advisory Agreement and noted that while the fee and expense arrangement under the New Advisory Agreement would result in higher total annual gross operating expenses for the Fund, the Adviser was contractually agreeing to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses of the Fund, excluding certain operating expenses and class-level expenses, would be limited to 0.07% for the current share class of the Fund (to be renamed Class R6 shares) and 0.30% for the new retail share class, respectively, as a percentage of average net assets until December 31, 2030. The Board took into account that the annual management fee rate and the Fund’s total net expense ratio with respect to the current operational share class of the Fund would remain the same under the New Advisory Agreement until at least December 31, 2030. The Board took into account that although the Adviser does not anticipate or expect this expense cap to be permanent if the Fund increases in asset size and reaches scale, the Adviser has contractually committed to the expense cap with respect to the Shares remaining in place until at least this date in order to ensure that the fees and expenses borne by current Shareholders will not change immediately after the Fund’s new fee structure and expense arrangement is implemented and to reflect the nature of such share class. The Board took into account management’s discussion of the proposed arrangement.

The Board reviewed information contained in the Broadridge Report comparing the Fund’s current and proposed advisory fee rate and total expense ratio under the New Advisory Agreement relative to a group of peer funds as selected by Broadridge. While the Board recognized that comparisons between the Fund and the peer funds may be imprecise and non-determinative, the comparative information provided in the Broadridge Report was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio under the New Advisory Agreement. The Board noted that the management fee and total expense ratio under the New Advisory Agreement with respect to both share classes were lower than the peer group median in the Broadridge Report. The Board also recognized that the proposed management fee rate under the New Advisory Agreement was lower than the median management fee rate of the peer funds, while also acknowledging that since some peers have a flat fee or other structure, the total expense ratio is therefore a better comparison for these purposes. The Board considered the Fund’s total expense ratio as compared with the peer funds as a way of taking account the differences in fee structure between the Fund and the funds in the peer group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation to be paid to the Adviser under the New Advisory Agreement was reasonable.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

Profitability

The Board received and considered information concerning the Adviser’s costs of managing the Fund and the profitability to the Adviser from providing services to the Fund under the Current Advisory Agreement, as well as the Adviser’s estimated profitability under the New Advisory Agreement. The Board noted that the levels of profitability may be affected by numerous factors. The Board also took into account the arrangement between the Adviser and the Fund Sponsor, the benefits to the Adviser in connection with the same and its impact on the Adviser’s profitability. The Board also observed that the Fund’s anticipated profitability for the Adviser was not expected to materially increase in the near term since the contractual expense cap with the New Advisory Agreement would be the same as the unitary fee under the Current Advisory Agreement. Based on its review, the Board determined that the potential profits that the Adviser may receive from services to be provided to the Fund, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to the Fund as the Fund grows. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. In addition, the Board considered the contractual expense cap arrangement that would reduce the Fund’s expenses, which can have an effect similar to breakpoints in sharing economies of scale with shareholders. In addition, the Board took into account management’s discussion of the Fund’s fee structure, including the relatively low rate as compared to its peers. The Board also considered that, if the Fund’s assets increase over time, the Fund may realize other economies of scale.

The Board concluded that, especially in light of the current stage of development of the Fund, the Adviser’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser may receive as a result of its relationship with the Fund. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from Adviser’s business as a result of its relationship with the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Adviser to be unreasonable.

Sphere 500 Climate Fund

ADDITIONAL INFORMATION (Continued) (Unaudited)

Conclusion

At the June 2025 Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, comprised solely of Independent Trustees, concluded that the approval of the New Advisory Agreement with respect to the Fund was in the best interest of the Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/01/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	12/01/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/01/2025